Significant Accounting Policies (Details)	Dec. 31, 2020
Furniture and office equipment [Member] | Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Rates of depreciation, percentage	7.00%
Furniture and office equipment [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Rates of depreciation, percentage	15.00%
Computer Equipment [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Rates of depreciation, percentage	33.00%
Office Improvements [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Rates of depreciation, percentage	10.00%